Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
ARK Israel Innovative Technology ETF (Prospectus Summary) | ARK Israel Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Israel Innovative Technology ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The ARK Israel Innovative Technology ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israeli Innovation Index (“Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that are included in the Fund’s benchmark Index, depositary receipts representing securities included in the Index or underlying stocks in respect of depositary receipts included in the Index. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Index is designed to track the price movements of exchange listed Israeli Companies (as defined herein) whose main business operations are causing disruptive innovation in the areas of genomics, health care, biotechnology, industrials, manufacturing, the Internet or information technology. The Index has been formulated and licensed to the Fund by ARK’s Index Products Group and is calculated, published and distributed by Solactive AG (“Solactive”). Information regarding the Index is available at http://www.solactive.de. The Index includes equity securities or depositary receipts of exchange listed companies that are incorporated and/or domiciled in Israel (“Israeli Companies”) and are included in one of the following economic sectors as defined by FactSet Research Systems: (i) health technology, (ii) communications, (iii) technology services, (iv) electronic technology, (v) consumer services, or (vi) producer manufacturing. Securities in the Index are equally weighted and weightings are rebalanced quarterly. As of January 21, 2016, the Index included 53 securities of companies with a market capitalization range of between approximately $62.9 million and $62.8 billion and a weighted average market capitalization of $2.2 billion.

The Fund, using an indexing investment approach, attempts to approximate, before fees and expenses, the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when it might not be possible or practicable to purchase all of the securities of the Index in approximately the same proportions as in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund does not seek temporary defensive positions when markets decline or appear overvalued.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund will concentrate its investments in Israeli Companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in Israeli Companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Authorized Participants Concentration Risk . The Fund has a limited number of financial institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to NAV. The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do).

Concentration Risk . The Fund’s assets will be concentrated in Israeli Companies. Therefore, the Fund will be subject to the risk that certain economic, political or other conditions may have a negative effect on Israeli securities or companies. The Fund’s assets also may be focused in a particular sector or sectors to the extent the Index focuses in a certain sector or sectors. Based on the composition of the Index as of January 21, 2016, the health care sector and information technology sector represented a significant portion of the Index. Thus, adverse consequences to companies within the health care sector and information technology sector may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors.

Depositary Receipts Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Foreign Securities Risk. It is expected that more than 50% of the Fund’s assets will consist of foreign securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, potentially higher custody costs, taxation by foreign governments, decreased market liquidity and political and economic instability.

Health Care Sector Risk . The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector.

Index Tracking Risk . The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or may not be able to invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on “fair value” prices for certain securities and the value of the Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Fund’s ability to track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

International Closed-Market Trading Risk . Because certain of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Innovative Technology Risk . Companies that are developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. A company may not currently derive any revenue from innovative technologies, and there is no assurance that a company will derive any revenue from innovative technologies in the future. An innovative technology may constitute a small portion of a company’s overall business. As a result, the success of an innovative technology may not affect the value of the equity securities issued by the company.

Investable Universe of Companies Risk . The investable universe of companies in which the Fund may invest is limited. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings in that company from the Fund. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s underlying portfolio holdings and on Fund performance.

Israel Risk. Because the Fund invests in securities of Israeli Companies, the Fund may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for securities of Israeli Companies and on the Fund.

Issuer Risk. The Fund is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk. Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Market Risk . The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Portfolio Turnover Risk . The Index is adjusted to add or delete companies once per quarter and upon certain extraordinary events or corporate actions affecting a company that is included in the Index. As companies leave and enter the Index, the Fund’s portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor. Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Replication Management Risk . An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index through quarterly rebalancing or otherwise because it no longer qualifies to be included in the Index, the Fund generally will not sell a security because the security’s issuer is in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Small- and Medium-Capitalization Companies Risk . Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://ark-funds.com.
ARK Israel Innovative Technology ETF (Prospectus Summary) | ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeesColumnName	None
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157

[1]	Other Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).